Right-of-use Assets -Summary of Evolution of the Group's Right-of-use Assets (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 ARS ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation of right-of-use assets	$ 10,509
Capitalization of amortization of right-of-use assets in property, plant and equipment	$ 2,021